Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation	Basis of presentation The Company has prepared the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
Use of Estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. These estimates include the Company’s common stock valuation, warrant valuation and deferred tax asset valuation allowance.

Cash and Cash Equivalents

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents at December 31, 2017 consist of amounts on deposit in banks, including checking accounts, money market accounts and certificates of deposit. Cash deposits are all in financial institutions in the United States.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents. Deposits with financial institutions are insured, up to certain limits, by the Federal Deposit Insurance Corporation (“FDIC”). The Company’s cash deposits often exceed the FDIC insurance limit; however, all deposits are maintained with high credit quality institutions and the Company has not experienced any losses in such accounts. The financial condition of financial institutions is periodically reassessed, and the Company believes the risk of any loss is minimal. The Company believes the risk of any loss on cash due to credit risk is minimal.

Property and Equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is generally calculated using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Laboratory equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	7 years

Costs associated with maintenance and repairs are charged to expense as incurred. Property and equipment held under leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the related asset.

Impairment of Long-Lived Assets

Impairment of long-lived assets

The Company evaluates its long-lived assets for indicators of possible impairment by comparison of the carrying amounts to future net undiscounted cash flows expected to be generated by such assets when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Should an impairment exist, the impairment loss would be measured based on the excess carrying value of the asset over the asset’s fair value based on discounted estimates of future cash flows. For the years ended  December 31, 2017, 2016 and 2015, the Company’s management evaluated its long-lived assets and determined no impairment charge was needed.

Warrant Liability

Warrant liability

Warrants to purchase the Company’s redeemable convertible preferred stock have been classified as liabilities and are recorded at their estimated fair value. In each reporting period, any change in fair value of the warrants has been recorded as expense in the case of an increase in fair value and income in the case of a decrease in fair value.

Series B Purchase Option Liability

Series B purchase option liability

The option to purchase shares of Series B redeemable convertible preferred stock in the second tranche has been accounted for as a free-standing instrument and classified as a liability. On February 4, 2015, upon purchase of the first tranche of Series B Preferred Stock, the option to purchase additional shares was recorded at its fair value, with the remaining cash proceeds received on that date allocated to Series B Preferred Stock. As the value of the option to purchase shares in the second tranche increased over time, a change in the fair value of the liability was recorded as “Change in fair value of Series B purchase option liability” in the accompanying statement of operations. This free-standing instrument was exercised on December 10, 2015 when the holders exercised their right to require the purchase of the second tranche shares by the holders of the outstanding shares of Series B Preferred Stock, resulting in an outstanding liability of $0 on December 31, 2016 and 2017.

Research and Development

Research and development

Research and development expenses consist of costs incurred to further the Company’s research and development activities and include salaries and related employee benefits, manufacturing of pharmaceutical active ingredients and drug products, costs associated with clinical trials, nonclinical activities, regulatory activities, research-related overhead expenses and fees paid to expert consultants, external service providers and contract research organizations which conduct certain research and development activities on behalf of the Company. Costs incurred in the research and development of products are charged to research and development expense as incurred.

Each reporting period, the Company estimates and accrues expenses, the largest of which is related to accrued research and development expenses. This process involves reviewing contracts and purchase orders, identifying services that have been performed on the Company’s behalf, and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual costs.

Costs for preclinical studies and clinical trial activities are recognized based on an evaluation of vendors’ progress towards completion of specific tasks, using data such as patient enrollment, clinical site activations or information provided by vendors regarding their actual costs incurred. Payments for these activities are based on the terms of individual contracts and payment timing may differ significantly from the period in which the services were performed. The Company determines accrual estimates through reports from and discussions with applicable personnel and outside service providers as to the progress or state of completion of trials, or the services completed. The estimates of accrued expenses as of each balance sheet date are based on the facts and circumstances known at the time.

Revenue Recognition

Revenue recognition

The Company received the majority of its revenues from grant programs authorized by Congress through the Small Business Innovation Research (SBIR) program and the Small Business Technology Transfer Act (STTR) of 1992. In addition, the Company was also awarded grant funds through other federal and state programs related to its research. Under the terms of the grants, the Company is entitled to receive reimbursement of its allowable direct expenses, allocated overhead and general and administrative expenses.

Revenue received under these grant programs is recognized as direct project costs are incurred, plus a portion of the Company’s indirect costs such as overhead and general and administrative expenses allocated to the project. The Company’s grant agreements are fixed fee arrangements.

In the event that the granting agency provides advance funding of a grant award, the Company records deferred revenues and then recognizes revenue as costs are incurred over the life of the grant.

To date, the Company has not generated any revenue from the commercial sale of its product candidates.

Fair Value of Financial Instruments

Fair value of financial instruments

The Company provides disclosure of financial assets and financial liabilities that are carried at fair value based on the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements may be classified based on the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities using the following three levels:

Level 1	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2

Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3

Unobservable inputs that reflect the Company’s estimates of the assumptions that market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available, including its own data.

The carrying amounts of cash, cash equivalents, accounts payable and accrued liabilities approximate fair value because of their short-term nature.

At  December 31, 2017 and 2016 these financials instruments and respective fair values have been classified as follows (in thousands):

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)	Balance at December 31, 2017
Assets
Money market funds	$87,694	$—	$—	$87,694
Certificates of Deposit	15,203	—	—	15,203
Total assets at fair value:	$102,897	$—	$—	$102,897
Liabilities:
Warrant Liability	$—	$—	$—	$—
Total liabilities at fair value:	$—	$—	$—	$—

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)	Balance at December 31, 2016
Assets
Money market funds	$31,730	$—	$—	$31,730
Certificates of Deposit	15,041	—	—	15,041
Total assets at fair value:	$46,771	$—	$—	$46,771
Liabilities:
Warrant Liability	$—	$—	$167	$167
Total liabilities at fair value:	$—	$—	$167	$167

The change in the fair value measurement using significant inputs (Level 3) is summarized below (in thousands):

Balance at December 31, 2015	$85
Change in fair value in warrant liability	82
Balance at December 31, 2016	$167
Change in fair value in warrant liability	41
Conversion of warrant to common stock warrant	(208)
Balance at December 31, 2017	$—

Patent Costs

Patent costs

Costs associated with the submission of patent applications are expensed as incurred given the uncertainty of the future economic benefits of the patents. Patent-related legal expenses included in general and administrative costs were approximately $997, $1,034, and $691 for the years ended December 31, 2017, 2016 and 2015, respectively.

Income Taxes

Income taxes

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of assets and liabilities and their respective tax bases, operating loss carryforwards, and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 740, Accounting for Income Taxes, the Company reflects in the financial statements the benefit of positions taken in a previously filed tax return or expected to be taken in a future tax return only when it is considered ‘more-likely-than-not’ that the position taken will be sustained by a taxing authority. As of December 31, 2017 and 2016, the Company had no unrecognized income tax benefits and correspondingly there is no impact on the Company’s effective income tax rate associated with these items. The Company’s policy for recording interest and penalties relating to uncertain income tax positions is to record them as a component of income tax expense in the accompanying statements of operations. As of December 31, 2017 and 2016, the Company had no such accruals.

Stock-Based Compensation

Stock-based compensation

The primary type of stock-based payments utilized by the Company are stock options. The Company accounts for stock-based employee compensation arrangements by measuring the cost of employee services received in exchange for all equity awards granted based on the fair value of the award on the grant date. The fair value of each employee stock option is estimated on the date of grant using an options pricing model. The Company currently uses the Black-Scholes valuation model to estimate the fair value of its share-based payments. The model requires management to make a number of assumptions including expected volatility, expected life, risk-free interest rate and expected dividends.

The Company accounts for stock-based non-employee compensation arrangements by recording the expense of such services based on the fair value of the equity instrument as estimated using the Black-Scholes pricing model. The fair value of the equity instrument is charged to operating expense over the term of the service agreement.

Segment Information

Segment information

The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. All of the Company’s assets are held in the United States.

Comprehensive Loss

Comprehensive loss

Comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders. There was no difference between net loss and comprehensive loss for each of the periods presented in the accompanying financial statements.

Redeemable Convertible Preferred Stock

Redeemable convertible preferred stock

The Company classifies its redeemable convertible preferred stock, for which the Company does not control the redemption, outside of permanent equity. The Company records redeemable convertible preferred stock at fair value upon issuance, net of any offering costs, and the carrying value is adjusted to the redemption value at the end of each reporting period. These adjustments are effected through charges against additional paid-in capital and accumulated deficit.

New Accounting Standards

New accounting standards

In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. This guidance is intended to provide clarity and reduce diversity in practice as to when changes to the terms or conditions of share-based payments are accounted for as modifications. Under this new guidance, entities will apply modification accounting if the fair value, vesting conditions or classification of the award changes. This guidance will be effective for annual reporting periods beginning after December 15, 2017, including interim periods within those annual reporting periods, and early adoption is permitted. The guidance per ASU 2017-09 is to be adopted prospectively to an award modified on or after the adoption date. The Company does not anticipate a material impact to the Company’s financial statements as a result of the adoption of this guidance.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The FASB issued ASU 2016-09 to improve U.S. GAAP by providing guidance on the cash flow statement classification of eight specific areas where there is existing diversity in practice. The FASB expects that the guidance in this ASU will reduce the current and potential future diversity in practice in such areas. This ASU is effective for annual and interim periods beginning after December 15, 2017, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this ASU on the Company’s financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This guidance revises the accounting related to leases by requiring lessees to recognize a lease liability and a right-of-use asset for all leases. The new lease guidance also simplifies the accounting for sale and leaseback transactions. This ASU is effective for annual reporting periods beginning after December 15, 2018 and early adoption is permitted. The Company is currently evaluating the impact of the adoption of this ASU on the Company’s financial statements.

In May 2014, the FASB and the International Accounting Standards Board jointly issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC 605 and most industry-specific guidance. The new standard requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods and services. The update also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgements and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 is effective for public entities for annual and interim periods within those annual periods beginning after December 15, 2017. The Company is currently evaluating the method of adoption and the potential impact this standard may have on its financial position and results of operations. The future impact of ASU 2014-09 will be dependent on the nature of the Company’s future revenue contracts and arrangements, if any.